Note 3 - Notes and Other Receivables	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
3.
NOTES AND OTHER RECEIVABLES

Notes and other receivables as of
December 31, 2017
and
September 30, 2017,
consisted of the following:

	December 31, 2017	September 30, 2017

Notes and other receivables from WGP, a licensed medical marijuana cultivator; $673,294 note secured by real and personal property of the borrower, interest rate of 18.0%; accrued consulting fees of $40,000, construction advances of $332,357 and accrued interest of $206,178. Net of reserves of $469,699. All amounts are due and payable immediately.	782,130	780,315

Related party note receivable from CCI, a non-profit corporation, financing of up to $2.5 million through April 2021, interest rate of 18.0%; monthly principal and interest payments commencing the sixth month after CCI begins to generate sales; construction and working capital advances of $119,635, and accrued interest of $11,954; unsecured.	131,589	125,327
	$913,719	$905,642

The notes and other receivables from WGP are classified as long term due to ongoing disputes between the Company and WGP. The Company recently won an arbitration hearing against WGP, but will not
reclassify the amounts from long-term until such time that actual payment is made or becomes known.

NOTE
3.
     NOTES RECEIVABLE

Notes and Other Receivables consisted of the following:

	September 30, 2017	September 30, 2016

Note receivable from 4900 Jackson, LLC, a licensed dispensary, interest rate of 12.0%; monthly principal and interest payments of $50,000, with a balloon payment of $182,531 due on May 1, 2017; collateralized by the borrower's assets.	$-	$247,378

Notes and other receivables from WGP, a licensed medical marijuana cultivator; $673,294 note secured by real and personal property of the borrower, interest rate of 18.0%; accrued consulting fees of $40,000, construction advances of $332,357 and accrued interest of $204,363. Net of reserves of $469,699. All amounts are due and payable immediately.	780,315	780,315

Related party note receivable from CCI, a non-profit corporation, financing of up to $2.5 million through April 2021, interest rate of 18.0%; monthly principal and interest payments commencing the sixth month after CCI begins to generate sales; construction and working capital advances of $119,635, and accrued interest of $5,692; unsecured.	125,327	57,693
	905,642	1,085,386
Less: Current portion	-	247,378
	$905,642	$838,008

The notes and other receivables from WGP are classified as long term due to ongoing disputes between the Company and WGP. We filed a Demand for Arbitration against WGP on
April 7, 2017.
The arbitration hearing is scheduled to begin on
January 8, 2018.